Subsequent Events	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Aug. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBEQUENT EVENTS

On March 1, 2017, the Company issued 40,000,000 shares of Class C common stock to our chief executive officer Tony Liu pursuant to the September 15, 2016 agreement (see Note 1).

On April 3, 2017, the Company issued a total of 8.400,000 shares of Class C common stock to a total of 45 contractor employees and nonemployees (see Note 5).

On May 1, 2017, the Company issued 500,000 restricted shares of Class A common stock to an independent consultant for consulting services to be performed for the Company.

On May 24, 2017, the Company increased the number of authorized common shares from 200,000,000 shares to 2,000,000,000 shares (1,000,000,000 shares of Class A common stock, 500,000,000 shares of Class B common stock, and 500,000,000 shares of Class C common stock).

On June 1, 2017, pursuant to an Acquisition Agreement dated May 16, 2017, the Company issued a total of 25,000,000 shares of Class C common stock to the 130 owners of Shenzhen Nova E-commerce, Ltd., a Shenzhen China corporation (“NOVA”), in exchange for 100% ownership of NOVA. NOVA was incorporated on May 26, 2016 and currently operates an online store in China selling a wide range of products.

NOTE 12 – SUBSEQUENT EVENTS

On September 15, 2016, the Company, with the approval of the Board of Directors agreed to issue (issued October 3, 2016) 30,000,000 shares of unregistered restricted Class A Common Stock, 6,000,000 shares of unregistered restricted Class B Voting Common Stock, which carries a voting weight equal to ten (10) Common Shares and 40,000,000 shares of unregistered restricted Class C Common Stock to UBI Blockchain Internet, LTD (“UBI”), a Hong Kong company, in exchange for $200,000. These shares were issued in reliance on the exemption under Section 4(2) of the Securities Act of 1933, as amended (the “Act”) and were issued under Regulation S to one (1) foreign entity who attested it is an accredited investor who is not a citizen nor a resident of the USA.

On September 26, 2016, pursuant to NRS 78.1955, the Board of Directors approved the filing of a Certificate of Designation with the Nevada Secretary of State to designate Class A, B and C common shares, par value $0.001. Concurrently with the filing of this Certificate of Designation, all Common Stock issued and outstanding shall become Class A Common Stock. Class B Common Stock carries a voting weight equal to ten (10) Common Shares. The Class B shares can be converted into fully paid and non-assessable Common Shares, on a one-to-one basis, at the option of the holder at any time upon written notice to the Company and its authorized transfer agent. Class C Common Stock has no voting rights. Upon the conversion or other exchange of all outstanding shares of Class B Common Stock into or for shares of Class A Common Stock, all shares of Class C Common Stock shall be automatically, without further action by any holder thereof, converted into an identical number of fully paid and non-assessable shares of Class A Common Stock on the date fixed therefor by the Board of Directors that is no less than sixty-one days and no more than one hundred and eighty days following such conversion or exchange.

Pursuant to the September 15, 2016 change in control agreement, a representative of UBI paid into an attorney trust account $150,000 on September 14, 2016 and $67,500 on October 11, 2016, for a total of $217,500. The $217,500 consisted of $200,000 for the newly issued shares of Class A, Class B Voting, and Class C Common Stock and $17,500 for the payment of specific expenses.

In September and October 2016, a total of $175,557 was paid from the attorney trust account to:

Mark DeStefano (in satisfaction of the $50,000 note payable and the $26,981 advances payable at August 31, 2016, and for the retirement of the 1,000,000 shares of Voting Preferred Stock owned by DeStefano	112,000
Finder for Finder’s Fee	20,000
Directors of the Company for services	15,000
Entity controlled by DeStefano for services	10,000
OTC Markets Group, Inc. for fees	12,500
Auditor for audit fees	5,000
Other	1,057
Total	$175,557

On November 21, 2016, the Company reincorporated in Delaware under the name UBI Blockchain Internet LTD. and increased the number of authorized shares from 75,000,000 to 200,000,000 shares consisting of 130,000,000 authorized shares of Class A Common Stock, 6,000,000 authorized shares of Class B Common Stock and 64,000,000 authorized shares of Class C Common Stock.

On November 21, 2016, the Company reincorporated in Delaware under the name UBI Blockchain Internet LTD. and increased the number of authorized shares from 75,000,000 to 200,000,000 shares consisting of 130,000,000 authorized shares of Class A Common Stock, 6,000,000 authorized shares of Class B Common Stock and 64,000,000 authorized shares of Class C Common Stock.